Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by nature [abstract]
Schedule of mining cost

	2017	2016
	$	$
Employee compensation and benefits	23,046	17,857
Third party and contractors costs	43,041	36,473
Depreciation	58,175	44,568
Consumables	27,659	25,999
Changes in inventory and other	7,233	1,503
	159,154	126,400

Schedule of general and administrative expenses
	2017	2016
	$	$
Salaries and benefits	6,405	6,851
Consulting and professional fees	6,583	3,043
Other	1,581	368
Office expenses	1,604	1,384
Marketing and communication expenses	925	478
Share-based compensation expense	1,162	807
Listing and filing fees	390	199
Director expenses	1,168	1,446
Travelling expense	521	293
	20,339	14,869